Shareholder Report, Holdings (Details) - C000261806	Dec. 31, 2025
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.80%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.90%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	1.70%
Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.30%
Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%